UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05870 and 811-10171

Name of Fund: BlackRock Senior Floating Rate Fund, Inc. and Master Senior Floating Rate LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Senior
Floating Rate Fund, Inc. and Master Senior Floating Rate LLC, 800 Scudders Mill Road,
Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock Senior Floating Rate Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Beneficial
	Interest
Mutual Funds	(000)	Value
Master Senior Floating Rate LLC	$ 317,599	$ 292,762,217
Total Investments (Cost - $371,657,234) - 100.4%		292,762,217
Liabilities in Excess of Other Assets - (0.4)%		(1,229,038)
Net Assets - 100.0%	$ 291,533,179

• Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of

Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Level 1	-
Level 2	$ 292,762,217
Level 3	-
Total	$ 292,762,217

Master Senior Floating Rate LLC
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Aerospace & Defense - 1.6%	Hawker Beechcraft Acquisition Co. LLC Letter of Facility
	Credit Deposit, 1.12% - 2.701%, 3/26/14	USD	392	$ 225,191
	Hawker Beechcraft Acquisition Co. LLC Term Loan,
	2.518% - 3.22%, 3/26/14		6,665	3,825,249
	Vought Aircraft Industries, Inc. Revolver,
	2.56% - 2.57%, 12/22/10		2,950	2,286,250
	Vought Aircraft Industries, Inc. Tranche B Letter of Credit
	Deposit, 2.913%, 12/22/10		800	640,000
				6,976,690
Airlines - 0.5%	Delta Air Lines, Inc. Credit-Linked Deposit Loan,
	2.414%, 4/30/12		1,470	1,244,600
	US Airways Group, Inc. Loan, 2.809%, 3/21/14		1,475	794,725
				2,039,325
Auto Components - 2.0%	Allison Transmission, Inc. Term Loan, 3.12% - 3.15%, 8/07/14		7,021	5,414,819
	Dana Holding Corp. Term Advance, 7.25%, 1/31/15		2,479	1,172,193
	The Goodyear Tire & Rubber Co., Loan (Second Lien),
	2.07%, 4/30/14		2,000	1,672,188
	Metaldyne Co. LLC Deposit Funded Tranche Loan,
	2.319% - 5.188%, 1/11/12 (a)(b)		288	34,327
	Metaldyne Co. LLC Initial Tranche B Term Loan,
	6.188% - 8%, 1/13/14 (a)(b)		1,974	234,850
				8,528,377
Building Products - 0.8%	Building Materials Corp. of America Term Loan Advance,
	3.063%, 2/22/14		2,008	1,693,351
	Momentive Performance Materials (Blitz 06-103 GmbH),
	Tranche B-1 Term Loan, 3.191%, 12/04/13		974	701,726
	Momentive Performance Materials (Blitz 06-103 GmbH),
	Tranche B-2 Term Loan, 3.223%, 12/04/13	EUR	972	938,830
				3,333,907
Capital Markets - 0.8%	Marsico Parent Co., LLC Term Loan,
	4.625% - 6.25%, 12/15/14	USD	927	440,285
	Nuveen Investments, Inc. Term Loan,
	3.313% - 4.232%, 11/13/14		4,222	3,015,505
				3,455,790
Chemicals - 4.7%	Ashland, Inc. Term Loan B, 7.65%, 5/13/14		2,300	2,297,125
	Brenntag Holding GmbH & Co. KG Acquisition Facility 1,
	2.30% - 2.545%, 1/20/14		126	107,820
	Brenntag Holding GmbH & Co. KG Facility B2,
	2.30% - 3.501% 1/20/14		1,862	1,592,054
Columbian Chemicals Acquisition LLC/Columbian Chemicals
	Merger Sub, Inc. Tranche B Term Loan, 4.47%, 3/16/13		1,715	1,165,928
	Edwards (Cayman Islands II) Ltd. Term Loan (First Lien),
	2.428%, 5/31/14		737	455,941
	Huish Detergents Inc. Second Lien loan, 4.67%, 10/26/14		750	675,000
	Huish Detergents Inc. Tranche B Term Loan, 2.07%, 4/26/14		1,980	1,821,461

Master Senior Floating Rate LLC
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Nalco Co. Term Loan B, 6.50%, 5/06/16	USD	3,625	$ 3,631,797
	PQ Corp. (fka Niagara Acquisition, Inc.) Loan (Second
	Lien), 7.54%, 7/30/15		3,000	1,509,999
	PQ Corp. (fka Niagara Acquisition, Inc.) Term Loan (First
	Lien), 4.29% - 4.47%, 7/31/14		3,978	3,003,013
	Rockwood Specialties Group, Inc. Tranche E Term Loan,
	2.178%, 7/30/12		1,824	1,700,844
	Solutia Inc. Loan, 7.25%, 2/28/14		3,128	2,519,270
				20,480,252
Commercial Services &	ARAMARK Corp. Letter of Credit Facility, 2.025%, 1/26/14		225	204,944
Supplies - 2.1%	ARAMARK Corp. Term Loan, 3.095%, 1/26/14		3,549	3,225,954
	Alliance Laundry Systems LLC Term Loan,
	3.174% - 3.607%, 1/27/12		1,233	1,140,702
	John Maneely Co. Term Loan, 3.599% - 4.389%, 12/09/13		1,146	896,633
	Kion Group GmbH (fka Neggio Holdings 3 GmbH)
	Facility B, 2.819%, 12/29/14		250	105,469
	Kion Group GmbH (fka Neggio Holdings 3 GmbH)
	Facility C, 2.319%, 12/29/15		250	105,469
	SIRVA Worldwide, Inc. Loan (Second Lien), 12%, 5/12/15		415	20,759
	Synagro Technologies, Inc. First Lien Term Loan,
	2.34%, 4/02/14		2,723	2,028,573
	West Corp. Term B-2 Loan, 2.684% - 2.808%, 10/24/13		1,393	1,203,634
				8,932,137
Computers &	Intergraph Corp. Second Lien Term Loan, 6.316% - 6.664%,
Peripherals - 0.2%	11/28/14		1,000	875,000
Construction &	Brand Energy & Infrastructure Services, Inc.
Engineering - 0.1%	(FR Brand Acquisition Corp.) First Lien Term Loan B,
	3.188% - 3.50%, 2/07/14		350	273,000
Construction Materials - 0.3%	Headwaters Inc. Term Loan B1 (First Lien), 6.22%, 4/30/11		2,083	1,353,955
Containers &	Graham Packaging Co., LP New Term Loan,
Packaging - 1.5%	2.688% - 2.75%, 10/07/11		124	120,329
	Graphic Packaging International, Inc. Incremental Term
	Loan, 3.168% - 3.958%, 5/16/14		2,595	2,406,350
	Graphic Packaging International, Inc. Term B Loan,
	2.479% - 6.635%, 5/16/14		584	538,000
	Graham Packaging Term Loan C, 2.688% - 2.75%, 4/27/14		1,245	1,211,416
	Smurfit-Stone Container Canada, Inc. Tranche C Term
	Loan, 2.50%, 11/01/11		135	112,059
	Smurfit-Stone Container Canada, Inc. Tranche C-1 Term
	Loan, 2.75%, 11/01/11		41	33,880
	Smurfit-Stone Container Debtor in Possession Revolving
	Credit, 1%, 7/28/10		199	187,578
	Smurfit-Stone Container Debtor in Possession Term loan,
	10%, 7/28/10		1,461	1,474,193

Master Senior Floating Rate LLC
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Smurfit-Stone Container Enterprises, Inc. Deposit Funded
	Facility, 4.50%, 11/01/10	USD	63	$ 51,361
	Smurfit-Stone Container Enterprises, Inc. Tranche B,
	2.75%, 11/01/11		72	58,450
	Smurfit-Stone Container Revolving Credit, 5%, 11/01/10		104	86,846
	Smurfit-Stone Container Revolving Credit U.S.,
	3.07% - 3.159%, 11/01/09		314	261,845
				6,542,307
Distributors - 0.3%	Keystone Automotive Operations, Inc. Loan,
	3.835% - 5.75%, 1/12/12		2,608	1,173,740
Diversified Consumer	Coinmach Corp. Term Loan, 3.31% - 3.76%, 11/14/14		3,960	3,009,524
Services - 0.7%
Diversified Financial	J.G. Wentworth, LLC Loan (First Lien), 3.47%, 4/04/14 (a)(b)		6,800	589,336
Services - 0.3%	LPL Holdings, Inc. Tranche D Term Loan,
	2.268% - 2.97%, 6/28/13		930	801,445
				1,390,781
Diversified	BCM Ireland Holdings Ltd. (Eircom) Facility B,
Telecommunication	2.848%, 8/14/14	EUR	985	997,454
Services - 1.9%	BCM Ireland Holdings Ltd. (Eircom) Facility C,
	3.098%, 8/14/13		985	997,565
	Hawaiian Telcom Communications, Inc. Tranche C Term
	Loan, 4.75%, 5/30/14	USD	1,602	808,777
	Integra Telecom Holdings, Inc. Term Loan (First Lien),
	5.736% - 7%, 8/31/13		1,000	808,333
	PAETEC Holding Corp. Replacement Term Loan,
	2.819%, 2/28/13		1,434	1,297,521
	Time Warner Telecom Holdings Inc. Term Loan B Loan,
	2.32%, 1/07/13		630	581,525
	Wind Finance SA Euro Facility (Second Lien),
	7.099%, 12/17/14	EUR	2,000	2,582,136
				8,073,311
Electric Utilities - 0.4%	Astoria Generating Co. Acquisitions, LLC Second Lien Term
	Loan C, 4.06%, 8/23/13	USD	2,000	1,732,500
Electrical Equipment - 0.3%	Generac Acquisition Corp. First Lien Term Loan,
	2.911%, 11/10/13		2,107	1,447,723
Electronic Equipment,	Flextronics International Ltd. A Closing Date Loan,
Instruments &	2.664% - 3.381%, 10/01/14		1,511	1,210,268
Components - 1.1%	Flextronics International Ltd. Delay Draw Term Loan,
	3.381%, 10/01/12		434	347,778
	L-1 Identity Solutions Operating Co. Term Loan,
	6.75%, 8/05/13		2,453	2,424,614
	Safenet, Inc. Loan (Second Lien), 6.349%, 4/12/15		1,250	768,750
				4,751,410
Energy Equipment &	Brock Holdings III, Inc. Term B Loan, 3.22%, 2/26/14		1,470	1,065,750
Services - 1.6%	Dresser, Inc. Term B Loan, 3.104%, 5/04/14		1,987	1,722,780

Master Senior Floating Rate LLC
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Dresser, Inc. Term Loan (Second Lien), 6.085%, 5/04/15	USD	1,500	$ 913,125
	MEG Energy Corp. Delayed Draw Term Loan, 3.22%, 4/02/13		1,236	1,064,451
	MEG Energy Corp. Initial Term Loan, 3.22%, 4/03/13		1,213	1,044,266
	Volnay Acquisition Co. I (aka CGG) B1 Term Loan Facility,
	3.881% - 5.428%, 1/12/14		1,094	1,017,640
				6,828,012
Food & Staples	AB Acquisitions UK Topco 2 Ltd. Facility B2 UK Borrower,
Retailing - 1.5%	3.605%, 7/09/15	GBP	4,000	4,936,615
	DS Waters of America, Inc. Term Loan, 4.335%, 10/29/12	USD	500	342,500
	DSW Holdings, Inc. Loan, 2.566%, 3/02/12		1,386	1,136,834
				6,415,949
Food Products - 2.6%	Dole Food Co., Inc. Credit-Linked Deposit,
	0.639% - 1.139%, 4/12/13		442	438,567
	Dole Food Co., Inc. Tranche B Term Loan, 2.50% - 8%, 4/12/13		612	606,874
	Solvest, Ltd. (Dole) Tranche C Term Loan, 7.25% - 8%, 4/12/13		2,279	2,261,263
	Wm. Wrigley Jr. Co. Tranche B Term Loan, 6.50%, 10/06/14		7,775	7,785,496
				11,092,200
Health Care Equipment &	Bausch & Lomb Inc. Delayed Draw Term Loan,
Supplies - 1.9%	3.678% - 4.47%, 4/24/15		185	161,342
	Bausch & Lomb Inc. Parent Term Loan, 4.47%, 4/24/15		977	849,733
	Biomet, Inc. Dollar Term Loan, 3.319% - 4.459%, 3/25/15		3,182	2,988,801
	DJO Finance LLC (ReAble Therapeutics Fin LLC) Term
	Loan, 3.518% - 4.22%, 5/20/14		2,962	2,615,888
	Hologic, Inc. Tranche B Term Loan, 3.625% - 3.875%, 3/31/13		727	695,815
	Iasis Healthcare Line of Credit, 2.319%, 3/14/14		265	237,009
	Iasis Healthcare Term Loan B, 2.319%, 3/14/14		764	684,911
				8,233,499
Health Care Providers &	CHS/Community Health Systems, Inc. Delayed Draw Term
Services - 7.6%	Loan, 2.678%, 7/25/14		454	403,332
	CHS/Community Health Systems, Inc. Funded Term Loan,
	1.018% - 5.973%, 7/25/14		8,910	7,906,071
	DaVita, Inc. Term Loan B, 1.82% - 2.74%, 10/05/12		2,375	2,218,027
	Fresenius AG Term Loan B1, 6.75%, 7/06/14		2,529	2,526,714
	Fresenius AG Term Loan B2, 6.75%, 7/06/14		1,596	1,595,192
	HCA Inc. Tranche A-1 Term Loan, 2.72% - 3.22%, 11/17/12		13,126	11,742,951
	HealthSouth Corp. Term Loan, 2.85% - 2.93%, 3/10/13		3,464	3,181,083
	Surgical Care Affiliates, LLC Term Loan, 3.22%, 12/29/14		562	476,666
	Vanguard Health Holding Co. II, LLC (Vanguard Health
	System, Inc.) Replacement Term Loan, 2.569%, 9/23/11		3,127	2,954,966
				33,005,002
Health Care	Sunquest Information Systems, Inc. (Misys Hospital
Technology - 0.3%	Systems) Term Loan, 3.57% - 3.77%, 10/13/14		1,478	1,216,475
Hotels, Restaurants &	CCM Merger Inc. (Motor City Casino) Term B Loan,
Leisure - 4.0%	8.50%, 7/13/12		1,725	1,306,750
	Green Valley Ranch Gaming, LLC Second Lien Term Loan,
	3.599%, 8/16/14		1,750	175,000

Master Senior Floating Rate LLC
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Green Valley Ranch Gaming, LLC Term Loan (New),
	3.149% - 4%, 2/16/14	USD	472	$ 255,961
	Harrah's Operating Co., Inc. Term B-1 Loan, 3.428%, 1/28/15		468	359,427
	Harrah's Operating Co., Inc. Term B-2 Loan,
	3.438% - 4.092%, 1/28/15		8,407	6,442,891
	Harrah's Operating Co., Inc. Term B-3 Loan, 3.518%, 1/28/15		416	319,491
Lake at Las Vegas Joint Venture / LLV-1, LLC, Revolving Loan
	Credit-Linked Deposit Account, 11.75%, 6/20/12 (a)(b)		361	14,878
	Lake at Las Vegas Joint Venture / LLV-1, LLC, Term Loan,
	11.75%, 6/20/12 (a)(b)		3,508	144,514
	Penn National Gaming, Inc. Term Loan B,
	2.06% - 2.15%, 10/03/12		4,907	4,614,223
	QCE, LLC (Quiznos) Term Loan (Second Lien) 3.50%, 11/05/13		1,945	1,240,910
	QCE, LLC (Quiznos) Term Loan (Second Lien) 6.982%, 11/05/13		2,800	868,000
	VML US Finance LLC (aka Venetian Macau) Term B Funded
	Project Loan, 2.57%, 5/27/13		1,624	1,354,763
				17,096,808
Household Durables - 1.6%	American Achievement Corp. Tranche B Term Loan,
	4.50%, 3/25/11		907	771,196
	Jarden Corp. Term Loan B3, 3.72%, 1/24/12		1,227	1,176,137
	Simmons Bedding Co. Tranche D Term Loan,
	5.50% - 10.50%, 12/19/11		4,269	3,594,645
	Yankee Candle Co., Inc. Term Loan, 2.32% - 3.22%, 2/06/14		1,736	1,478,328
				7,020,306
IT Services - 3.5%	Audio Visual Services Group, Inc. Loan (Second Lien),
	7.72%, 8/28/14		1,530	96,890
	Audio Visual Services Group, Inc. Tranche B Term Loan
	(First Lien), 3.47%, 2/28/14		1,970	758,450
	Ceridian Corp U.S. Term Loan, 3.316%, 11/09/14		3,213	2,365,586
	First Data Corp. Initial Tranche B-1 Term Loan,
	3.059% - 3.178%, 9/24/14		2,824	2,069,979
	First Data Corp. Initial Tranche B-2 Term Loan,
	3.059% - 3.178%, 9/24/14		8,267	6,060,573
	RedPrairie Corp. Term Loan, 5.25%, 7/20/12		433	311,549
	RedPrairie Corp. Term Loan, 4.313% - 5.25%, 7/20/12		260	187,421
	SunGard Data Systems Inc. (Solar Capital Corp.) New U.S.
	Term Loan, 2.132% - 2.724%, 2/28/14		2,344	2,125,103
	SunGard Data Systems Inc. (Solar Capital Corp.) New U.S.
	Term Loan, 6.75%, 2/28/14		1,000	982,500
				14,958,051
Independent Power	NRG Energy, Inc. Term Loan, 2.72%, 2/01/13		3,885	3,593,098
Producers & Energy	Texas Competitive Electric Holdings Co., LLC (TXU) Initial
Traders - 4.0%	Tranche B-2 Term Loan, 3.882% - 3.928%, 10/10/14		9,841	6,775,733
	Texas Competitive Electric Holdings Co., LLC (TXU) Initial
	Tranche B-3 Term Loan, 3.882% - 3.928%, 10/10/14		10,318	7,052,063
				17,420,894

Master Senior Floating Rate LLC
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Industrial	Sequa Corp. Term Loan, 3.67% - 3.74%, 12/03/14	USD	2,383	$ 1,793,231
Conglomerates - 0.4%
Insurance - 0.3%	Alliant Holdings I, Inc. Term Loan, 4.232%, 8/21/14		1,718	1,459,896
Internet Software &	Channel Master Holdings, Inc. Revolver, 8.313%, 11/15/04 (a)(b)		128	0
Services - 0.0%	Channel Master Holdings, Inc. Term Loan, 9%, 11/15/04 (a)(b)		1,014	0
				0
Leisure Equipment &	Fender Musical Instruments Corp. Delayed Draw Loan,
Products - 0.4%	2.67%, 6/09/14		663	410,918
	Fender Musical Instruments Corp. Initial Loan,
	3.47%, 6/09/14		1,312	813,556
	True Temper Sports, Inc. Term Loan B, 7.50%, 3/15/11		1,060	670,240
				1,894,714
Life Sciences Tools &	Life Technologies Corp. Term B Facility, 5.25%, 11/20/15		5,233	5,219,139
Services - 1.2%
Machinery - 1.6%	Navistar Financial Corp. Term loan A, 2.438%, 3/27/10		748	676,244
	Navistar International Corp. Revolving Credit-Linked		1,333	1,111,905
	Deposit, 3.508% - 3.51%, 1/19/12
	Navistar International Corp. Term Advance, 3.51%, 1/19/12		3,667	3,057,740
	Oshkosh Truck Corp. Term B Loan, 3.03% - 7.32%, 12/06/13		2,442	2,090,897
				6,936,786
Media - 21.6%	AlixPartners, LLP Tranche C Term Loan, 2.32%, 10/12/13		423	399,753
	Alpha Topco Ltd. (Formula One) Facility B2, 2.694%, 12/31/13		840	588,150
	Alpha Topco Ltd. (Formula One) Facility B2,
	2.694% - 2.803%, 12/31/13		567	397,279
	Alpha Topco Ltd. (Formula One) Facility D, 5.311%, 6/30/14		1,000	480,000
	Bragg Communications Inc. Term Loan B Tranche Two
	Facility, 3.761%, 8/31/14		1,209	1,112,676
	Bresnan Communications, LLC Term Loan B (First Lien),
	2.96% - 3.29%, 9/29/13		1,750	1,591,406
	CSC Holdings Inc. (Cablevision) Incremental Term Loan,
	2.198%, 3/29/13		3,440	3,224,329
	Catalina Marketing Corp. Initial Term Loan,
	3.395%, 10/01/14		1,749	1,586,985
	Cebridge Connections Second Lien Term Loan,
	4.911%, 5/05/14		5,000	4,048,440
	Cengage Learning Acquisitions, Inc. (Thomson Learning)
	Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		9,200	8,818,736
	Cequel Communications, LLC (aka Cebridge) Term Loan,
	2.349% - 2.401%, 11/05/13		5,887	5,306,674
	Charter Communications Operating, LLC Replacement
	Term Loan, 3.18% - 4.25%, 3/06/14		2,936	2,488,392
	Charter Communications Term Loan B1, 7.939%, 3/25/14		3,775	3,664,895
	Clarke American Corp. Tranche B Term Loan,
	2.928% - 3.72%, 6/30/14		3,292	2,537,765

Master Senior Floating Rate LLC
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Discovery Communications Holding, LLC Term B Loan,
	3.22%, 5/14/14	USD	1,433	$ 1,337,404
	FoxCo Acquisition Sub, LLC Term Loan, 7.25%, 7/14/15		1,342	848,692
	Gray Television, Inc. Term Loan B - DD, 3.92%, 12/31/14		1,323	710,300
HMH Publishing Co. Ltd. (fka Education Media) Mezzanine,
	10.16%, 11/14/14		8,643	1,728,670
	HMH Publishing Co. Ltd. (fka Education Media) Tranche A
	Term Loan, 7.66%, 6/12/14		4,400	3,134,769
	Hanley-Wood, LLC (FSC Acquisition) Term Loan,
	2.5683% - 2.71%, 3/08/14		2,229	794,080
	Hargray Acquisition Co./DPC Acquisition LLC/HCP
	Acquisition LLC, Term Loan (First Lien), 3.257%, 6/27/14		1,963	1,683,481
	Idearc Inc. (Verizon) Tranche B Term Loan,
	2.48% - 6.25%, 11/17/14 (a)(b)		1,301	510,926
	Insight Midwest Holdings, LLC B Term Loan, 2.41%, 4/07/14		3,075	2,835,405
	Intelsat Corp. (fka PanAmSat Corp.) Term B-2-A,
	2.914%, 1/03/14		1,250	1,140,582
	Intelsat Corp. (fka PanAmSat Corp.) Term B-2-B,
	2.914%, 1/03/14		1,250	1,140,085
	Intelsat Corp. (fka PanAmSat Corp.) Term B-2-C,
	2.914%, 1/03/14		1,250	1,140,085
	Intelsat Corp. (fka PanAmSat Corp.) Tranche B-2-B Term
	Loan, 2.8914%, 1/03/14		1,967	1,830,483
	Knology, Inc. Term Loan, 2.668%, 6/30/12		1,606	1,413,200
	Lamar Advertising Co. Term Loan B, 5.50%, 9/28/12		1,775	1,748,375
	Local TV Finance, LLC Term Loan, 2.32%, 5/07/13		1,235	604,919
	Lodgenet Entertainment Corp. Closing Date Term Loan,
	2.52% - 3.22%, 4/04/14		1,857	1,418,225
	MCC Iowa LLC (Mediacom Broadband Group) Tranche A
	Term Loan, 1.79%, 3/31/10		1,789	1,744,336
	MCNA Cable Holdings LLC (OneLink Communications) Loan
	(PIK Facility), 8.31%, 3/01/13 (c)		1,236	247,284
	Mediacom Broadband (Term Loan E), 6.50%, 11/30/15		2,400	2,385,000
	Metro-Goldwyn-Mayer Inc. Tranche B Term Loan,
	3.569%, 4/09/12		1,741	994,017
	Multicultural Radio Broadcasting, Inc. Term Loan,
	3.164%, 12/18/12		531	337,423
	NTL Cable Plc Term Loan, 5.892%, 11/19/37	GBP	199	288,876
	NV Broadcasting, LLC Second Lien, 7.77%,
	11/03/14 (a)(b)	USD	3,250	32,500
	Newsday, LLC Floating Rate Term Loan, 6.631%, 8/01/13		2,500	2,390,625
	NextMedia Operating, Inc. Delay Draw Term Loan,
	6.25%, 11/15/12		122	58,453
	NextMedia Operating, Inc. Initial Term Loan (First Lien),
	6.25%, 11/15/12		1,403	673,379
	NextMedia Operating, Inc. Loan (Second Lien),
	11.25%, 11/15/13		3,283	344,723

Master Senior Floating Rate LLC
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Nielsen Finance LLC Dollar Term Loan, 2.382%, 8/09/13	USD	9,557	$ 8,414,778
	Penton Media, Inc. Loan (Second Lien), 6.039%, 2/01/14		500	48,125
	Penton Media, Inc. Term Loan (First Lien),
	2.678% - 5.049%, 2/01/13		490	289,100
	Sunshine Acquisition Ltd. (aka HIT Entertainment) Term
	Facility, 3.26%, 7/31/14		4,243	2,248,886
	Tribune Co. Term Debtor in Possession, 9%, 4/07/10		1,100	1,102,750
	TWCC Holding Corp. Term Loan, 6.25% - 7.25%, 9/14/15		3,695	3,674,216
	UPC Financing Partnership M Facility, 2.946%, 12/31/14	EUR	2,450	2,968,097
	United Pan Europe Communications Term Loan M,
	2.943%, 12/13/14		750	850,875
	Virgin Media Investment Holdings Ltd. (fka NTL)
	B1 Facility, 4.477%, 7/30/12	GBP	823	1,195,195
	Virgin Media Investment Holdings Ltd. (fka NTL)
	B1 Facility, 5.309%, 7/30/12		1,141	1,656,595
	Virgin Media Investment Holdings Ltd. (fka NTL)
	C Facility, 5.3892%, 7/17/13		131	190,271
	Wallace Theater Corp. (Hollywood Theaters) First Lien
	Term Loan, 5.50%, 7/31/09	USD	1,170	935,813
				93,336,478
Metals & Mining - 0.3%	Algoma Steel Inc. Term Loan, 2.93%, 6/20/13		2,440	1,476,191
Multi-Utilities - 0.9%	Brand Energy & Infrastructure Services, Inc.
	(FR Brand Acquisition Corp.) Second Lien Term Loan,
	6.50% - 8.25%, 2/07/15		1,200	522,000
	Energy Transfer Equity, LP Term Loan, 2.706%, 11/01/12		750	709,375
FirstLight Power Resources, Inc. (fka NE Energy, Inc.) First
	Lien Term Loan B, 3.75%, 11/01/13		1,774	1,586,553
	FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
	Synthetic Letter of Credit, 1.10%, 11/01/13		226	201,781
	Mach Gen, LLC Synthetic Line of Credit Loan (First Lien),
	0.982%, 2/22/13		69	58,177
	USPF Holdings, LLC Term Loan, 2.085%, 4/11/14		918	798,711
				3,876,597
Multiline Retail - 0.4%	Dollar General Corp. Tranche B-1 Term Loan,
	3.069% - 6.17%, 7/07/14		2,000	1,872,858
Oil, Gas & Consumable	Big West Oil, LLC Delayed Advance Loan, 6.50%, 5/15/14		962	755,563
Fuels - 1.9%	Big West Oil, LLC Initial Advance Loan, 6.50%, 5/15/14		1,031	809,687
Petroleum GEO-Services ASA/PGS Finance, Inc. Term Loan,
	2.97%, 6/29/15		648	589,591
	ScorpionDrilling Ltd. Second Lien, 8.72%, 5/08/14		5,350	4,280,000
	Vulcan Energy Corp. (fka Plains Resources Inc.) Term B3
	Loan, 5.50%, 8/12/11		1,750	1,688,750
				8,123,591
Paper & Forest	Georgia-Pacific LLC Term B Loan, 2.428% - 3.293%, 12/20/12		7,474	6,926,039
Products - 2.6%	Georgia-Pacific LLC Term B Loan, 1.994% - 3.292%, 12/20/12		1,762	1,633,144

Master Senior Floating Rate LLC
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	NewPage Corp. Term Loan, 4.063%, 12/22/14	USD	3,260	$ 2,620,720
				11,179,903
Personal Products - 0.4%	American Safety Razor Co., LLC Loan (Second Lien),
	6.57%, 1/30/14		2,650	1,881,500
Pharmaceuticals - 0.4%	Warner Chilcott Co., Inc. Tranche B Acquisition Date Term
	Loan, 2.319%, 1/18/12		1,185	1,119,997
Warner Chilcott Co., Inc. Tranche C Acquisition Date Term
	Loan, 2.139%, 1/18/12		415	392,803
				1,512,800
Professional Services - 0.6%	Booz Allen Hamilton Inc. Tranche B Term Loan,
	7.50%, 7/31/15		2,380	2,358,480
Real Estate Management &	Mattamy Funding Partnership Loan, 2.938%, 4/11/13		2,910	1,600,500
Development - 0.4%
Road & Rail - 0.6%	RailAmerica, Inc. Canadian Term Loan, 5.20%, 8/14/09		187	178,423
	RailAmerica, Inc. U.S. Term Loan, 5.20%, 8/14/09		2,563	2,447,827
				2,626,250
Specialty Retail - 0.3%	Adesa, Inc. (KAR Holdings, Inc.) Initial Term Loan,
	2.57% - 3.47%, 10/20/13		750	642,187
	General Nutrition Centers, Inc. Term Loan,
	3.45% - 4.50%, 9/16/13		558	479,743
				1,121,930
Textiles, Apparel & Luxury	Hanesbrands Inc. Term B Loan (First Lien),
Goods - 0.2%	5.085% - 5.842%, 9/05/13		1,045	1,021,440
Trading Companies &	Beacon Sales Acquisition, Inc. Term B Loan,
Distributors - 0.2%	2.313% - 3.208%, 9/30/13		955	816,525
Transportation	SBA Telecommunications Term Loan, 1.994%, 11/01/10		2,235	1,988,924
Infrastructure - 0.5%
Wireless Telecommunication	Cellular South, Inc. Delayed Draw Term Loan,
Services - 2.5%	2.188%, 5/29/14		500	468,750
	Cellular South, Inc. Term Loan, 2.188% - 3.75%, 5/29/14		1,474	1,381,641
	Cricket Communications, Inc. (aka Leap Wireless) Term
	Loan , 5.75%, 6/16/13		3,850	3,865,787
	Digicel Group Term Loan B, 3.75%, 3/01/12		3,275	2,972,063
	MetroPCS Wireless, Inc. New Tranche B Term Loan,
	2.625% - 3.313%, 11/03/13		2,232	2,099,060
				10,787,301
	Total Floating Rate Loan Interests - 85.9%			370,541,959
	Corporate Bonds
Chemicals - 1.7%	GEO Specialty Chemicals Corp., 7.50%, 3/31/15 (c)(d)(e)		2,491	1,619,324
	GEO Specialty Chemicals, Inc., 10%, 3/31/15		2,515	1,634,464
	Nalco Co., 8.25%, 5/15/17 (e)		1,015	1,020,075
	Wellman Holdings, Inc. Second Lien Subordinate Note,
	10%, 1/29/19 (d)		2,000	2,000,000
	Wellman Holdings, Inc. Third Lien Subordinate Note,
	5%, 1/29/19 (d)		2,206	1,103,000
				7,376,863

Master Senior Floating Rate LLC
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Containers &	Crown Americas LLC, 7.625%, 5/15/17 (e)	USD	1,190	$ 1,166,200
Packaging - 0.6%	Owens-Brockway Glass Container, Inc., 7.375%, 5/15/16 (e)		1,210	1,170,675
				2,336,875
Diversified	Qwest Corp., 4.57%, 6/15/13 (f)		2,525	2,266,187
Telecommunication	Qwest Corp., 8.375%, 5/01/16 (e)		500	491,250
Services - 0.6%				2,757,437
Hotels, Restaurants &	Galaxy Entertainment Finance Co. Ltd.,
Leisure - 1.2%	7.323%, 12/15/10 (e)(f)		3,300	2,937,000
	MGM Mirage, 10.375%, 5/15/14 (e)		1,100	1,133,000
	MGM Mirage, 11.125%, 11/15/17 (e)		1,030	1,078,925
	Universal City Florida Holding Co. I, 5.778%, 5/01/10 (f)		50	35,750
				5,184,675
Independent Power	Calpine Construction Finance Co. LP, 8%, 6/01/16 (e)		2,000	1,902,500
Producers & Energy
Traders - 0.4%
Media - 0.9%	DIRECTV Holdings LLC, 8.375%, 3/15/13		2,000	2,015,000
	EchoStar DBS Corp., 6.375%, 10/01/11		2,000	1,932,500
				3,947,500
Paper & Forest	Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (e)		2,821	772,267
Products - 1.0%	NewPage Corp., 7.278%, 5/01/12 (f)		650	315,250
	Verso Paper Holdings LLC Series B, 4.778%, 8/01/14 (f)		5,400	2,916,000
				4,003,517
Wireless Telecommunication	Cricket Communications, Inc., 7.75%, 5/15/16 (e)		4,250	4,106,562
Services - 1.0%
	Total Corporate Bonds - 7.4%			31,615,929
	Common Stocks		Shares
Chemicals - 0.0%	GEO Specialty Chemicals, Inc. (b)(e)		39,151	15,030
	Wellman Holdings, Inc. (b)		5,206	1,302
				16,332
Commercial Services &	Sirva Technologies Holding Co.		1,817	9,085
Supplies - 0.0%
Paper & Forest	Ainsworth Lumber Co. Ltd.		335,138	475,808
Products - 0.2%	Ainsworth Lumber Co. Ltd. (b)(e)		376,109	532,003
				1,007,811
	Total Common Stocks - 0.2%			1,033,228
	Total Long-Term Investments (Cost - $517,908,336) - 93.5%			403,191,116
	Short-Term Securities		Shares
	BlackRock Liquidity Funds, TempFund, 0.535% (g)(h)	35,563,613		35,563,613
	Total Short-Term Securities (Cost - $35,563,613) - 8.2%			35,563,613
	Total Investments (Cost - $553,471,949*) - 101.7%			438,754,729
	Liabilities in Excess of Other Assets - (1.7)%			(7,309,927)
	Net Assets - 100.0%		$ 431,444,802

Master Senior Floating Rate LLC

Schedule of Investments May 31, 2009 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of

May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 552,820,293
Gross unrealized appreciation	$ 3,047,997
Gross unrealized depreciation	(117,113,561)
Net unrealized depreciation	$ (114,065,564)

(a) Issuer filed for bankruptcy and/or is in default of interest payments.
(b) Non-income producing security.
(c) Convertible security.
(d) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f) Variable rate security. Rate shown is as of report date.
(g) Investments in companies considered to be an affiliate of the Master LLC, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

		Net
Affiliate		Activity	Income
BlackRock Liquidity Funds, TempFund		35,563,613	$ 47,543
BlackRock Liquidity Series, LLC
Cash Sweep Series	USD	(29,066,037)	$ 200,628

(h) Represents the current yield as of report date.
• For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-
classifications for reporting ease.

• Foreign currency exchange contracts as of May 31, 2009 were as follows:

Currency					Settlement	Unrealized
Purchased		Currency Sold		Counterparty	Date	Depreciation
USD	478,977	CAD	620,000	Citibank NA	6/10/09	$ (88,958)
USD	5,805,381	GBP	4,551,000	UBS AG	6/10/09	(965,316)
USD	7,027,239	EUR	5,159,500	Citibank NA	7/15/09	(264,025)
Total						$ (1,318,299)

• Credit default swaps on traded indexes-bought protection outstanding as of May 31, 2009 were as follow:

		Pay				Notional
		Fixed				Amount		Unrealized
Issuer		Rate	Counterparty		Expiration		(000)	Depreciation
LCDX Index		5.00%	Credit Suisse International		June 2014	USD	3,500	$ (47,357)
• Currency Abbreviations:
CAD	Canadian Dollar		GBP	British Pound
EUR	Euro		USD	US Dollar

Master Senior Floating Rate LLC

Schedule of Investments May 31, 2009 (Unaudited)

• Effective September 1, 2008, the Master LLC adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Master LLC's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Liabilities
Level 1	$ 36,039,422	-
Level 2	287,110,665	$ (1,365,656)
Level 3	115,604,642	-
Total	$ 438,754,729	$ (1,365,656)

*Other financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value.

Investments in
Securities
Balance, as of September 1, 2008	$ 43,445,695
Realized loss	(10,008,047)
Change in unrealized appreciation/depreciation	4,787,563
Net sales	(28,188,765)
Net transfers in/out of Level 3	105,568,196
Balance, as of May 31, 2009	$ 115,604,642

Item 2 – Controls and Procedures

2(a) – The registrants’ principal executive and principal financial officers or persons performing similar functions have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by each undersigned, thereunto duly authorized.

BlackRock Senior Floating Rate Fund, Inc. and Master Senior Floating Rate LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Senior Floating Rate Fund, Inc. and Master Senior Floating Rate LLC

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Senior Floating Rate Fund, Inc. and Master Senior Floating Rate LLC

Date: July 15, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Senior Floating Rate Fund, Inc. and Master Senior Floating Rate LLC

Date: July 15, 2009